Matthews China Small Companies FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.9%
	Shares	Value
Consumer Discretionary: 21.3%
Hotels, Restaurants & Leisure: 9.5%
DPC Dash, Ltd.[b]	165,600	$2,097,280
Tongcheng Travel Holdings, Ltd.[c]	771,200	2,073,632
Atour Lifestyle Holdings, Ltd. ADR	73,006	2,069,720
		6,240,632
Automobile Components: 5.8%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	369,803	1,818,608
Minth Group, Ltd.[b]	470,000	1,253,456
CALB Group Co., Ltd.[b,c,d]	290,900	718,516
		3,790,580
Textiles, Apparel & Luxury Goods: 3.1%
Crystal International Group, Ltd.[c,d]	1,328,500	986,203
Xtep International Holdings, Ltd.	954,000	622,227
Samsonite Group SAc,d	186,300	441,854
		2,050,284
Household Durables: 2.9%
Hisense Home Appliances Group Co., Ltd. H Shares	383,000	1,284,862
Jason Furniture Hangzhou Co., Ltd. A Shares	171,200	605,267
		1,890,129
Total Consumer Discretionary		13,971,625

Industrials: 19.8%
Electrical Equipment: 8.8%
Hongfa Technology Co., Ltd. A Shares	569,657	2,897,451
Shenzhen Megmeet Electrical Co., Ltd. A Shares	209,900	1,783,406
Xuji Electric Co., Ltd. A Shares	325,400	1,090,503
		5,771,360
Ground Transportation: 3.3%
Full Truck Alliance Co., Ltd. ADR	168,458	2,151,209
Machinery: 2.3%
Yangzijiang Shipbuilding Holdings, Ltd.	849,600	1,491,072
Marine Transportation: 1.8%
SITC International Holdings Co., Ltd.	450,500	1,224,460
Commercial Services & Supplies: 1.4%
China Everbright Environment Group, Ltd.	2,107,000	932,343
Trading Companies & Distributors: 1.1%
BOC Aviation, Ltd.[c,d]	97,600	762,507
Construction & Engineering: 0.6%
Sinopec Engineering Group Co., Ltd. H Shares	524,000	371,125
Professional Services: 0.5%
Centre Testing International Group Co., Ltd. A Shares	191,300	339,992
Total Industrials		13,044,068

Information Technology: 13.5%
Electronic Equipment, Instruments & Components: 6.7%
Xiamen Faratronic Co., Ltd. A Shares	85,200	1,285,618

	Shares	Value
Wasion Holdings, Ltd.	944,000	$997,382
Kingboard Laminates Holdings, Ltd.	845,500	975,796
FIT Hon Teng, Ltd.[b,c,d]	2,037,000	637,302
Elite Material Co., Ltd.	31,000	519,228
		4,415,326
Semiconductors & Semiconductor Equipment: 5.0%
ACM Research, Inc. Class Ab	79,245	1,849,578
Alchip Technologies, Ltd.	17,000	1,433,058
		3,282,636
Software: 1.2%
Kingdee International Software Group Co., Ltd.[b]	469,000	798,425
IT Services: 0.6%
SUNeVision Holdings, Ltd.	415,000	369,079
Total Information Technology		8,865,466

Real Estate: 12.5%
Real Estate Management & Development: 12.5%
China Overseas Property Holdings, Ltd.	3,960,000	2,724,911
KE Holdings, Inc. A Shares	210,600	1,423,915
Yuexiu Property Co., Ltd.	2,026,000	1,382,300
Greentown China Holdings, Ltd.	792,500	1,123,984
Midea Real Estate Holding, Ltd.[c,d]	1,706,200	782,776
China Overseas Grand Oceans Group, Ltd.	3,223,000	778,204
Total Real Estate		8,216,090

Consumer Staples: 8.6%
Personal Care Products: 5.1%
Giant Biogene Holding Co., Ltd.[c,d]	366,800	3,335,369
Food Products: 1.6%
Anjoy Foods Group Co., Ltd. A Shares	93,047	1,022,818
Beverages: 1.1%
Beijing Yanjing Brewery Co., Ltd. A Shares	428,100	722,302
Consumer Staples Distribution & Retail: 0.8%
Yifeng Pharmacy Chain Co., Ltd. A Shares	159,600	546,826
Total Consumer Staples		5,627,315

Communication Services: 7.1%
Entertainment: 4.1%
NetEase Cloud Music, Inc.[b,c,d]	105,400	2,014,165
Maoyan Entertainment[b,c,d]	681,600	663,842
		2,678,007
Interactive Media & Services: 3.0%
Kanzhun, Ltd. ADR[b]	86,287	1,654,121
Kuaishou Technology[b,c,d]	44,100	309,254
		1,963,375
Total Communication Services		4,641,382

Health Care: 6.6%
Biotechnology: 2.5%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[b]	27,700	1,041,591
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Matthews China Small Companies FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Legend Biotech Corp. ADR[b]	18,449	$625,974
		1,667,565
Pharmaceuticals: 1.9%
HUTCHMED China, Ltd.[b]	416,500	1,280,020
Health Care Equipment & Supplies: 1.5%
AK Medical Holdings, Ltd.[c,d]	780,000	595,148
Microport Scientific Corp.[b]	353,800	362,851
		957,999
Health Care Technology: 0.7%
Medlive Technology Co., Ltd.[c,d]	267,500	451,773
Total Health Care		4,357,357

Energy: 3.1%
Energy Equipment & Services: 3.1%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	406,600	2,033,069
Total Energy		2,033,069

Materials: 3.0%
Chemicals: 2.5%
Sunresin New Materials Co., Ltd. A Shares	189,800	1,200,488
Dongyue Group, Ltd.	379,000	444,137
		1,644,625
Metals & Mining: 0.5%
MMG, Ltd.[b]	983,200	339,269
Total Materials		1,983,894

Financials: 1.9%
Capital Markets: 1.9%
China Merchants Securities Co., Ltd. H Shares[c,d]	716,000	1,237,740
Total Financials		1,237,740

	Shares	Value

Utilities: 1.5%
Gas Utilities: 1.5%
ENN Natural Gas Co., Ltd. A Shares	364,842	$984,121
Total Utilities		984,121

Total Investments: 98.9%		64,962,127
(Cost $58,795,089)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		701,294
Net Assets: 100.0%		$65,663,421

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $12,936,449, which is 19.70% of net assets.

ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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